Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Other commitments
2025	$ 981,328,224
2026	101,059,734
2027	25,228,415
2028	147,962
2029 and thereafter	0
Total	1,107,764,335
Financial Guarantee
Other commitments
Aggregate amount of guarantee	$ 1,708,919,250	$ 1,926,419,080	$ 2,110,456,012
Real estate ownership period	six to twelve months
Payments to satisfy guarantee obligations	$ 603,930	2,286,938	4,068,840
Provisions for Guarantee	$ 0
Number of equity method investees for whom financial guarantees provided | item	4
Maximum exposure to credit loss	$ 199,140,282	$ 202,187,414	$ 226,755,305